CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 8,557	$ 3,349
Restricted cash	62	81
Trade receivables (net of allowance for doubtful accounts of $ 1,417 and $ 1,270 at December 31, 2014 and 2013, respectively)	19,032	19,793
Other accounts receivable and prepaid expenses (Note 3)	1,853	2,033
Inventories (Note 4)	6,133	6,038
Deferred tax asset (Note 17)	901	0
Property and equipment held for sale	1,034	0
Total current assets	37,572	31,294
LONG-TERM ASSETS:
Long-term accounts receivable	408	546
Severance pay fund (Note 2r)	8,609	9,349
Property and equipment, net (Note 5)	10,075	13,975
Other intangible assets, net (Note 7)	1,950	2,936
Goodwill (Note 8)	48,941	55,127
Deferred tax asset (Note 17)	3,449	0
Total long-term assets	73,432	81,933
Total assets	111,004	113,227
CURRENT LIABILITIES:
Short-term bank credit and current maturities of long-term loans (Note 9)	7,478	10,643
Trade payables	11,460	14,793
Deferred revenues and customer advances	6,420	7,753
Other accounts payable and accrued expenses (Note 10)	8,972	10,768
Total current liabilities	34,330	43,957
LONG-TERM LIABILITIES:
Long-term loans from banks (Note 11)	12,046	9,301
Long-term loans from shareholders and others (Note 12)	997	1,301
Deferred taxes and other long-term liabilities (Note 13)	298	5,712
Accrued severance pay (Note 2r)	9,537	10,317
Total long term liabilities	22,878	26,631
COMMITMENTS AND CONTINGENT LIABILITIES (Note 14)
Pointer Telocation Ltd's shareholders' equity:
Share capital (Note 15) - Ordinary shares of NIS 3 par value - Authorized: 8,000,000 shares at December 31, 2014 and 2013; Issued and outstanding: 7,688,564 and 5,565,558 shares at December 31, 2014 and 2013, respectively	5,705	3,878
Additional paid-in capital	129,618	120,996
Accumulated other comprehensive income	(2,909)	1,456
Accumulated deficit	(75,767)	(89,220)
Total Pointer Telocation Ltd's shareholders' equity	56,647	37,110
Non-controlling interest	(2,851)	5,529
Total equity	53,796	42,639
Total liabilities and equity	$ 111,004	$ 113,227